Summary of Significant Accounting Policies - Research and Development Expenses (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Research and development expenses	15,483,902	13,482,459	9,812,396